BLANCHARD GLOBAL GROWTH FUNDy
BLANCHARD PRECIOUS METALS FUND, INC.
BLANCHARD FLEXIBLE INCOME FUND
BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
BLANCHARD FLEXIBLE TAX-FREE BOND FUND
 (COLLECTIVELY, THE "FUNDS")
(Portfolios of The Blanchard Group of Funds)

SUPPLEMENT TO PROSPECTUSES DATED NOVEMBER 30, 1997



NOTICE TO SHAREHOLDERS:

1. In connection with the previously announced, proposed reorganization of the above mentioned Funds and certain similarly managed funds that are advised by affiliates of First Union Corporation, scheduled for February 27, 1998, you are being advised of the following changes:

    It is expected that prior to the above-mentioned reorganization, Signet Trust Company will merge with and into First Union National Bank ("FUNB"), Charlotte, North Carolina, and FUNB will, therefore, replace Signet Trust Company as custodian for the securities and cash of the Funds. Any reference in your prospectus to Signet Trust Company or Signet Bank should be deleted and replaced with "First Union National Bank."

    Effective February 9, 1998, all references in your prospectus to Signet Financial Services, Inc. ("SFSI") and Federated Shareholder Services Company should be deleted and replaced with "Evergreen Service Company." Accordingly, all references to SFSI's and Federated Shareholder Services Company's mailing addresses should be deleted and replaced with "Evergreen Service Company, PO Box 2121, Boston, MA 02106-2121." Additionally, all references to phone numbers should be deleted and replaced with "1-800-343-2898." With respect to the "How to Invest," "Investor Services" and "How to Redeem" sections of your prospectus, special care should be taken to incorporate this new address and phone number where appropriate.

2. Effective November 28, 1997, all existing subsidiaries of Signet Banking Corporation, including Virtus Capital Management, Inc. ("VCM") became subsidiaries of First Union Corporation. Please delete all references to Signet Banking Corporation and replace them with "First Union Corporation."





                                              December 31, 1997







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BLANCHARD GLOBAL GROWTH FUND
BLANCHARD PRECIOUS METALS FUND, INC.
BLANCHARD FLEXIBLE INCOME FUND
BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
BLANCHARD FLEXIBLE TAX-FREE BOND FUND
 (COLLECTIVELY, THE "FUNDS")
(Portfolios of The Blanchard Group of Funds)

SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 1997



NOTICE TO SHAREHOLDERS:

It is expected that prior to the reorganization of the above mentioned Funds, Signet Trust Company will merge with and into First Union
National Bank ("FUNB"), Charlotte, North Carolina, and FUNB will, therefore, replace Signet Trust Company as Custodian for the securities and cash of the Funds. Accordingly, please delete all references to Signet Trust Company as Custodian and replace them with "First Union National Bank."

Effective November 28, 1997, all existing subsidiaries of Signet Banking Corporation, includng Virtus Capital Management, Inc. ("VCM"), became subsidiaries of First Union Corporation. Please delete all references to Signet Banking Corporation and replace them with "First Union Corporation."

Effective February 9, 1998, please delete the second sentence of the second paragraph of the section entitled "Shareholder Reports" in your Statement of Additional Information and replace it with the following:

     "A copy of the FUND'S Annual Report may be obtained without charge by contacting Evergreen Service Company at 1-800-343-2898."





                                              December 31, 1997


















BLANCHARD GROWTH & INCOME FUND
(A portfolio of The Blanchard Group of Funds)

SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 28, 1997

NOTICE TO SHAREHOLDERS:

1. The Board of Trustees of the Fund has approved an Agreement and Plan of Reorganization, on behalf of the Fund, pursuant to which, on or about February 27, 1998, all of the assets and certain liabilities of the Fund would be acquired in exchange for shares of a similarly managed fund (the "Acquiring Fund") that is advised by affiliates of First Union Corporation. The reorganization would result in the liquidation and termination of the Fund. Pursuant to the reorganization, holders of shares of the Fund would receive, tax-free, that number of shares of the Acquiring Fund having a value equal to that of the shareholders' shares immediately prior to the reorganization. Consummation of the reorganization is subject to approval of the shareholders of the Fund at a meeting scheduled to be held on February 20, 1998. In that connection, please be advised of the following changes:

      It is expected that prior to the above-mentioned reorganization, Signet Trust Company will merge with and into First Union National Bank ("FUNB"), Charlotte, North Carolina, and FUNB will, therefore, replace Signet Trust Company as custodian for the securities and cash of the Fund. Any reference in your prospectus to Signet Trust Company or Signet Bank should be deleted and replaced with "First Union National Bank."

      Effective February 9, 1998, all references in your prospectus to Signet Financial Services, Inc. ("SFSI") and Federated Shareholder Services Company should be deleted and replaced with "Evergreen Service Company." Accordingly, all references to SFSI or Federated Shareholder Services Company's mailing address should be deleted and replaced with "Evergreen Service Company, PO Box 2121, Boston, MA 02106-2121." Additionally, all references to phone numbers should be deleted and replaced with "1-800-343-2898." With respect to the "How to Invest," "Investor Services" and "How to Redeem" sections of your prospectus, special care should be taken to incorporate this new address and phone number where appropriate.

2. Effective November 28, 1997, all existing subsidiaries of Signet Banking Corporation, includng Virtus Capital Management, Inc. ("VCM"), became subsidiaries of First Union Corporation. Please delete all references to Signet Banking Corporation and replace them with "First Union Corporation."

3. Please delete all references to Blanchard Capital Growth Fund from your prospectus.

                                                               December 31, 1997



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BLANCHARD GROWTH & INCOME FUND
(A portfolio of The Blanchard Group of Funds)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 1997

It is expected that prior to the reorganization of the above-mentioned Fund, Signet Trust Company will merge with and into First Union National Bank ("FUNB"), Charlotte, North Carolina, and FUNB will, therefore, replace Signet Trust Company as custodian for the securities and cash of the Funds. Accordingly, please delete all references to Signet Trust Company and replace them with "First Union National Bank."

Effective February 9, 1998, Evergreen Service Company, Boston, Massachusetts, will replace Federated Shareholder Services Company as Transfer Agent and Dividend Disbursing Agent for the Funds. Accordingly, please delete all references to Federated Shareholder Services Company and replace them with "Evergreen Service Company."

Effective November 28, 1997, all existing subsidiaries of Signet Banking Corporation, includng Virtus Capital Management, Inc. ("VCM"), became subsidiaries of First Union Corporation. Please delete all references to Signet Banking Corporation and replace them with "First Union Corporation."

Effective February 9, 1998, please delete the last sentence of the section entitled "Shareholder Reports" in your Statement of Additional Information and replace it with the following:

     "A copy of the Annual Report may be obtained without charge by contacting Evergreen Service Company at 1-800-343-2898."

                                                               December 31, 1997